Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2022
Significant Contingent Liabilities And Unrecognized Commitments [Abstract]
SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTSOn December 26, 2019, Stone Energy Technology Corporation (“Stone Energy”) filed a lawsuit for patent infringement against Gogoro Taiwan Limited, Gogoro Network (Cayman), Gogoro Network (Cayman) Taiwan Branch and Gogoro Taiwan Sales and Services Limited in the Intellectual Property and Commercial Court (“IPCC”) of the Republic of China, in which the patent numbers I308406 and I423140 are asserted. On May 28, 2021, the IPCC dismissed all claims of Stone Energy. Stone Energy has appealed with a trimmed claim amount to IPCC. The IPCC for the second instance affirmed IPCC’s judgment for the first instance on August 25, 2022. Stone Energy appealed to the Supreme Court. Due to the uncertainty of timing and the amount of estimated future cash flows, no provision had been recognized as of December 31, 2022. On January 6, 2023 and March 9, 2023, the patent numbers I308406 and I423140 were both confirmed to be invalid by the Supreme Administrative Court.As of December 31, 2022, the Company is facing four litigation cases, which have been initiated by former executives, managers and employees amounting to approximately $2,419 thousand. These cases are currently undergoing proceedings in the Taiwanese district courts and high court. The Company is defending for the favorable results. Due to the uncertainty of timing and the amount of estimated future cash flows, no provision had been recognized as of December 31, 2022.